Long Term Debt - Senior Secured Credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended			0 Months Ended													2 Months Ended					0 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 Term Loans	Jul. 12, 2013 Tranche B2 Term Loans	Aug. 01, 2013 Two supplemental agreements	Dec. 31, 2013 Fixed Rate	Jul. 12, 2013 Ocean Rig Loan Facilities Drilling Segment 1	Jul. 12, 2013 Ocean Rig Loan Facilities Drilling Segment 2	Jul. 26, 2011 Ocean Rig Tranche B1 Term Loans	Jul. 12, 2013 Ocean Rig Drillships Financing Holding Inc. ("DFHI") and Drillships Project Inc.	Dec. 31, 2013 Term Bank Loan 8	Dec. 31, 2013 Credit Facility 1	Dec. 31, 2013 Term Bank Loan 14	Feb. 28, 2013 Ocean Rig Mylos and Ocean Rig Skyros	Feb. 28, 2013 Ocean Rig Mylos	Feb. 28, 2013 Ocean Rig Skyros	Feb. 28, 2013 Ocean Rig Athena	Mar. 15, 2013 Credit Agreement With Far Eastern Shipyard	Oct. 24, 2012 Alicante, Mareta and Bordeira Term Bank Loan 14	Jul. 12, 2013 Term loans	Jul. 12, 2013 Existing bank loans	Feb. 28, 2013 Commercial lenders, or the Commercial Facilities	Feb. 28, 2013 Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities	Feb. 28, 2013 Export-Import Bank of Korea, or the Kexim Facilities	Nov. 18, 2013 628.8 million credit facility amendment Two supplemental agreements	Aug. 20, 2013 Ocean Rig Mylos and Ocan Rig Skyros
Line of credit facility amount outstanding									$ 1,895,250
Number of shares pledged as additional security								5,450,000													1,602,500							7,800,000
Debt Instrument, Unused Borrowing Capacity, Amount		450,000	189,389
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range		1.40%
Long-term Debt, Weighted Average Interest Rate		6.63%	6.35%	5.45%
Interest on long-term debt and amortization of debt issuance cost		297,602	222,635	178,040
Line Of Credit Facility Maximum Borrowing Capacity						975,000	825,000															107,669
Debt instrument frequency payment period		quarterly
Variable rate basis																		LIBOR	LIBOR	LIBOR
Debt Instrument, Face Amount										495,000	495,000	100,000		126,400	753,637	107,669	1,350,000				12,500				150,000	150,000	150,000		900,000
Other non-current liabilities		34,133	17,402																		12,500
Maturity Date Of Loan					Q1 2021
Capitalized interest		69,714	58,967	76,068
Restricted Cash																							131,600					55,000
Amortization and write off of Financing Costs		46,006	17,565	21,952																			23,300
Loan Facilities		5,568,003	4,386,715										1,800,000											1,519,168
Debt Instrument, Convertible, Effective Interest Rate																					3.00%
Payment of financing costs	$ 22,400	$ 84,066	$ 35,431	$ 44,507